Average Annual Total Returns - Retail - Vanguard New York Municipal Money Market Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	New York Tax-Exempt Money Market Funds Average 1 Year	New York Tax-Exempt Money Market Funds Average 5 Years	New York Tax-Exempt Money Market Funds Average 10 Years
Total	0.46%	0.82%	0.42%	0.33%	0.52%	0.26%